Nuance Concentrated Value Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 85.2%	Shares	Value
Consumer Staples - 28.5%(a)
Beiersdorf AG - ADR	128,358	$3,183,278
Calavo Growers, Inc.	26,742	703,315
Clorox Co.	67,917	8,527,659
Estee Lauder Cos., Inc.	25,819	2,409,945
Henkel AG & Co. KGaA - ADR	627,739	11,186,309
Kimberly-Clark Corp.	21,297	2,654,032
McCormick & Co., Inc.	19,126	1,350,869
Mission Produce, Inc. (b)	45,602	562,729
		30,578,136

Financials - 5.7%
Globe Life, Inc.	30,664	4,307,372
Northern Trust Corp.	13,509	1,756,170
		6,063,542

Health Care - 16.2%
Becton Dickinson & Co.	17,743	3,162,690
Henry Schein, Inc. (b)	26,680	1,804,902
Hologic, Inc. (b)	32,705	2,185,348
Qiagen NV	34,838	1,718,907
Solventum Corp. (b)	48,143	3,435,484
Thermo Fisher Scientific, Inc.	5,583	2,611,057
Waters Corp. (b)	8,348	2,410,569
		17,328,957

Industrials - 13.0%
Knight-Swift Transportation Holdings, Inc.	19,471	827,518
Marten Transport Ltd.	412,689	5,018,298
Northrop Grumman Corp.	1,895	1,092,676
Spirax Group PLC - ADR	52,079	2,193,568
Toro Co.	8,360	620,730
Werner Enterprises, Inc.	151,906	4,210,834
		13,963,624

Information Technology - 6.2%
Informatica, Inc. (b)	197,727	4,883,857
Rogers Corp. (b)	26,787	1,756,691
		6,640,548

Utilities - 15.6%
California Water Service Group	154,921	7,044,258
H2O America	76,859	3,711,521
Pennon Group PLC - ADR	165,910	2,179,228
Portland General Electric Co.	26,293	1,081,168
United Utilities Group PLC - ADR	89,265	2,656,527
		16,672,702
TOTAL COMMON STOCKS (Cost $88,995,296)		91,247,509

SHORT-TERM INVESTMENTS - 14.4%		Value
Money Market Funds - 14.4%	Shares
First American Government Obligations Fund - Class X, 4.23%(c)	15,460,620	15,460,620
TOTAL SHORT-TERM INVESTMENTS (Cost $15,460,620)		15,460,620

TOTAL INVESTMENTS - 99.6% (Cost $104,455,916)		106,708,129
Other Assets in Excess of Liabilities - 0.4%		437,466
TOTAL NET ASSETS - 100.0%		$107,145,595
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Nuance Concentrated Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	91,247,509	–	–	91,247,509
Money Market Funds	15,460,620	–	–	15,460,620
Total Investments	106,708,129	–	–	106,708,129

Refer to the Schedule of Investments for further disaggregation of investment categories.